Note 2 - Significant Accounting Policies - Changes in Accounting Policy (Details) - USD ($)	Jun. 30, 2019	Apr. 01, 2019	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Property, plant, and equipment	$ 2,951,000		$ 1,205,000	$ 1,915,000	$ 2,163,000
Adjustment to opening retained earnings as at April 1, 2019	$ (35,659,000)		$ (34,062,000)	$ (22,579,000)	$ 5,300,000
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Statement Line Items [Line Items]
Property, plant, and equipment		$ 1,586,000
Lease liability – current		(587,000)
Lease liability – non-current		(979,000)
Adjustment to opening retained earnings as at April 1, 2019		$ 20,000